Commitments and Contingencies - Narrative (Details) - USD ($)	May 08, 2020	Feb. 04, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 06, 2014
Loss Contingencies [Line Items]
Damages sought		$ 1,250,000
Estimate of possible loss			$ 250,000
Common stock, shares issued (in shares)			46,810,676	45,391,397
DBMG Class Action [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Damages sought	$ 20,450,000
Damages sought (in USD per share)	$ 35.95
Damages sought, additional shares (in shares)	300
Damages sought, value, increase adjustment	$ 11,000
Damages sought (in shares)	568,850
Settlement, amount	$ 1,000,000.0
Amount awarded	$ 8,070,000.00
Ownership percentage	7.52%
Amount Awarded (in USD per share)	$ 3.51
DBMG Class Action [Member] | Pending Litigation [Member] | Insurance [Member]
Loss Contingencies [Line Items]
Settlement, amount	$ 12,380,000
DBMG Class Action Payment One [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Damages sought	$ 700,000
Damages sought (in USD per share)	$ 2.51
Damages sought (in shares)	289,902
DBMG Class Action Payment Two [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Damages sought	$ 300,000
Damages sought (in USD per share)	$ 1.00
DBMG
Loss Contingencies [Line Items]
Common stock, shares issued (in shares)					721,000